Background, Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1. Background, Organization and Basis of Presentation

Overview

Memorial Resource Development Corp. (the “Company”) is a publicly traded Delaware corporation, the common shares of which are listed on the NASDAQ Global Market (“NASDAQ”) under the symbol “MRD.” Unless the context requires otherwise, references to “we,” “us,” “our,” “MRD,” or “the Company” are intended to mean the business and operations of Memorial Resource Development Corp. and its consolidated subsidiaries.

References to: (i) “Memorial Production Partners,” “MEMP” and “the Partnership” refer to Memorial Production Partners LP individually and collectively with its subsidiaries, as the context requires; (ii) “MEMP GP” refer to Memorial Production Partners GP LLC, the general partner of the Partnership, which we own; (iii) “MRD Holdco” refer to MRD Holdco LLC, a holding company controlled by the Funds (defined below) that, together as part of a group, owns a majority of our common stock; (iv) “MRD LLC” refer to Memorial Resource Development LLC, which historically owned our predecessor’s business and was merged into MRD Operating LLC (“MRD Operating”), our 100% owned subsidiary, subsequent to our initial public offering; (v) “WildHorse Resources” refer to WildHorse Resources, LLC, which owned our interest in the Terryville Complex and merged into MRD Operating in February 2015; (vi) “our predecessor” refer collectively to MRD LLC and its former consolidated subsidiaries, consisting of Classic Hydrocarbons Holdings, L.P., Classic Hydrocarbons GP Co., L.L.C., Black Diamond Minerals, LLC, Beta Operating Company, LLC, MEMP GP, BlueStone Natural Resources Holdings, LLC (“BlueStone”), MRD Operating, WildHorse Resources, Tanos Energy LLC and each of their respective subsidiaries, including MEMP and its subsidiaries; (vii) “the Funds” refer collectively to Natural Gas Partners VIII, L.P., Natural Gas Partners IX, L.P. and NGP IX Offshore Holdings, L.P., which collectively control MRD Holdco; and (viii) “NGP” refer to Natural Gas Partners, a family of private equity investment funds organized to make direct equity investments in the energy industry, including the Funds.

Previous Owners

References to “the previous owners” for accounting and financial reporting purposes refer to the net profits interest that WildHorse Resources purchased from NGP Income Co-Investment Fund II, L.P. (“NGPCIF”) in February 2014 (“NGPCIF NPI”). NGPCIF is controlled by NGP. Upon the completion of certain acquisitions in 2010, WildHorse Resources sold a net profits interest in these properties to NGPCIF. Since WildHorse Resources sold the net profits interest, the historical results are accounted for as a working interest for all periods.

Our unaudited financial statements reported herein include the financial position and results attributable to NGPCIF NPI.

Basis of Presentation

The financial statements reported herein include the financial position and results attributable to both our predecessor and the previous owners on a combined basis for periods prior to our initial public offering. For periods after the completion of our public offering, our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. Due to our control of MEMP through our ownership of MEMP GP, we are required to consolidate MEMP for accounting and financial reporting purposes. MEMP is owned 99.9% by its limited partners and 0.1% by MEMP GP.

Certain amounts in the prior year financial statements have been reclassified to conform to current presentation. Gathering, processing, and transportation costs were previously accounted for as revenue deductions and are now being presented as costs and expenses on our statements of operations on a separate line item.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. Our results of operations for the three months ended March 31, 2015 are not necessarily indicative of results expected for the full year. In our opinion, the accompanying unaudited condensed consolidated and combined financial statements include all adjustments of a normal recurring nature necessary for fair presentation. Although we believe the disclosures in these financial statements are adequate and make the information presented not misleading, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

We have two reportable business segments, both of which are engaged in the acquisition, exploration and development of oil and natural gas properties (See Note 14). Our reportable business segments are as follows:

—	MRD—reflects the combined operations of the Company and its consolidating subsidiaries except for MEMP and its subsidiaries.
—	MEMP—reflects the combined operations of MEMP and its subsidiaries.

Segment financial information has been retrospectively revised for the acquisition by the MEMP Segment of certain assets from the MRD Segment in East Texas in February 2015 in exchange for approximately $78.0 million in cash and certain properties in North Louisiana (the “Property Swap”) for comparability purposes. Our equity statement reflects a $172.9 million equity transfer from stockholders’ equity to noncontrolling interest related to this transaction. This amount represents $250.8 million of net book value related to the assets transferred to MEMP allocated to its limited partners less $77.9 million of cash allocated to its limited partners. Amounts allocated to MEMP GP eliminate in consolidation.

Use of Estimates

The preparation of the accompanying unaudited condensed consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates include, but are not limited to, oil and natural gas reserves; depreciation, depletion, and amortization of proved oil and natural gas properties; future cash flows from oil and natural gas properties; impairment of long-lived assets; fair value of derivatives; fair value of equity compensation; fair values of assets acquired and liabilities assumed in business combinations and asset retirement obligations.

Note 1. Organization and Basis of Presentation

Overview

Memorial Resource Development Corp. (the “Company”) is a publicly traded Delaware corporation, the common shares of which are listed on the NASDAQ Global Market (“NASDAQ”) under the symbol “MRD.” Unless the context requires otherwise, references to “we,” “us,” “our,” “MRD,” or “the Company” are intended to mean the business and operations of Memorial Resource Development Corp. and its consolidated subsidiaries.

The Company was formed by Memorial Resource Development LLC (“MRD LLC”) in January 2014 to acquire, explore and develop natural gas and oil properties in North America. MRD LLC was a Delaware limited liability company formed on April 27, 2011 by Natural Gas Partners VIII, L.P. (“NGP VIII”), Natural Gas Partners IX, L.P. (“NGP IX”) and NGP IX Offshore Holdings, L.P. (“NGP IX Offshore”) (collectively, the “Funds”) to explore, develop and acquire natural gas and oil properties. The Funds are private equity funds managed by Natural Gas Partners (“NGP”). MRD LLC’s consolidated and combined financial statements represent our predecessor for accounting and financial reporting purposes prior to our initial public offering.

Initial Public Offering and Restructuring Transactions

On June 18, 2014, the Company completed its initial public offering of 21,500,000 common units at a price of $19.00 per share, which generated net proceeds to the Company of approximately $380.2 million after deducting underwriting discounts and commissions and other offering related fees and expenses. The following restructuring events and transactions occurred in connection with our initial public offering:

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The Funds contributed all of their interests in MRD LLC to MRD Holdco LLC (“MRD Holdco”) and the members of our management who owned incentive units in MRD LLC exchanged those incentive units for substantially identical incentive units in MRD Holdco, after which MRD Holdco owned 100% of MRD LLC;

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WildHorse Resources, LLC (“WildHorse Resources”) sold its subsidiary, WildHorse Resources Management Company, LLC (“WHR Management Company”), to an affiliate of the Funds for approximately $0.2 million in cash, and WHR Management Company entered into a services agreement with the Company and WildHorse Resources pursuant to which WHR Management Company agreed to provide certain management services to WildHorse Resources, which was terminated as of March 1, 2015;

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Classic Hydrocarbons Holdings, L.P. (“Classic”) and Classic Hydrocarbons GP Co., L.L.C. (“Classic GP”) distributed to MRD LLC the ownership interests in Classic Pipeline & Gathering, LLC (“Classic Pipeline”), which owns certain midstream assets in Texas, and Black Diamond Minerals, LLC (“Black Diamond”) distributed to MRD LLC its ownership interests in Golden Energy Partners LLC (“Golden Energy”), which sold all of its assets in May 2014;

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MRD LLC contributed to us substantially all of its assets, comprised of: (i) 100% of the ownership interests in Classic, Classic GP, Black Diamond, Beta Operating Company, LLC (“Beta Operating”), Memorial Resource Finance Corp., MRD Operating LLC (“MRD Operating”), Memorial Production Partners GP LLC (“MEMP GP”) (including MEMP GP’s ownership of 50% of Memorial Production Partners LP’s (“MEMP”) incentive distribution rights) and (ii) 99.9% of the membership interests in WildHorse Resources;

—	We issued 128,665,677 shares of our common stock to MRD LLC, which MRD LLC immediately distributed to MRD Holdco;
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We assumed the obligations of MRD LLC under the indenture governing the $350 million in aggregate principal amount of 10.00% / 10.75% Senior PIK Toggle Notes due 2018 (the “PIK notes”) and reimbursed MRD LLC for the June 15, 2014 interest payment made on the PIK notes;

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Certain former management members of WildHorse Resources contributed to us their outstanding incentive units in WildHorse Resources, as well as the remaining 0.1% of the membership interests in WildHorse Resources, and we issued 42,334,323 shares of our common stock and paid cash consideration of $30.0 million to such former management members of WildHorse Resources;

—	We entered into a registration rights agreement and a voting agreement with MRD Holdco and certain former management members of WildHorse Resources;

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We entered into a new $2.0 billion revolving credit facility (see Note 8) and used approximately $614.5 million in borrowings under that facility to repay all amounts outstanding under WildHorse Resources’ credit agreements, to partially fund the cash consideration payable to the former management members of WildHorse Resources and to reimburse MRD LLC for the June 15, 2014 interest payment made on the PIK notes;

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Notice of redemption was given to the PIK notes trustee (see Note 8) specifying a redemption date of July 16, 2014 and indicating that a portion of the net proceeds from our initial public offering, which temporarily reduced amounts outstanding under our new revolving credit facility, would be used to redeem the PIK notes at a redemption price of 102% of the principal amount of the PIK notes plus accrued and unpaid interest thereon to the date of redemption;

—	MRD Operating entered into a merger agreement with MRD LLC pursuant to which after the termination or earlier discharge of the PIK notes MRD LLC would merge into MRD Operating;
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MRD LLC distributed to MRD Holdco the following: (i) BlueStone Natural Resources Holdings, LLC (“BlueStone”), which sold substantially all of its assets in July 2013 for $117.9 million, MRD Royalty LLC, which owns certain leasehold interests and overriding royalty interests in Texas and Montana, MRD Midstream LLC, which owns an indirect interest in certain midstream assets in North Louisiana, Golden Energy and Classic Pipeline; (ii) 5,360,912 subordinated units of MEMP; (iii) the right to the remaining cash to be released from the debt service reserve account in connection with the redemption or earlier discharge of the PIK notes plus the cash received from us in reimbursement of the interest paid on June 15, 2014 in respect of the PIK notes; and (iv) approximately $6.7 million of cash received by MRD LLC in connection with the sale of Golden Energy’s assets in May 2014;

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We irrevocably deposited with the PIK notes trustee approximately $360.0 million on June 27, 2014, which was an amount sufficient to fund the redemption of the PIK notes on the redemption date and to satisfy and discharge our obligations under the PIK notes and the related indenture. The discharge became effective upon the irrevocable deposit of the funds with the PIK notes trustee; and

—	MRD LLC merged into MRD Operating.

Previous Owners

References to “the previous owners” for accounting and financial reporting purposes refer collectively to:

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Certain oil and natural gas properties and related assets primarily in the Permian Basin, East Texas and the Rockies that MEMP acquired through equity transactions in October 2013 from certain affiliates of NGP. In October 2013, MEMP acquired Boaz Energy, LLC (“Boaz”), Crown Energy Partners, LLC (“Crown”), the Crown net profits interest and overriding royalty interest (“Crown NPI/ORRI”), Propel Energy SPV LLC (“Propel SPV”), together with its wholly-owned subsidiary Propel Energy Services, LLC (“Propel Energy Services”), and Stanolind Oil and Gas SPV LLC (“Stanolind SPV”) from Boaz Energy Partners, LLC (“Boaz Energy Partners”), Crown Energy Partners Holdings, LLC (“Crown Holdings”), Propel Energy, LLC (“Propel Energy”) and Stanolind Oil and Gas LP (“Stanolind”), all of which are primarily owned by two of the Funds.

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A net profits interest that WildHorse Resources purchased from NGP Income Co-Investment Fund II, L.P. (“NGPCIF”) in February 2014 (“NGPCIF NPI”). NGPCIF is controlled by NGP. Upon the completion of the 2010 Petrohawk and Clayton Williams acquisitions, WildHorse Resources sold a net profits interest in these properties to NGPCIF. Since WildHorse Resources sold the net profits interest, the historical results are accounted for as a working interest for all periods.

Our audited financial statements reported herein include the financial position and results attributable to: (i) those certain oil and natural gas properties and related assets that MEMP acquired through equity transactions in October 2013 from Boaz Energy Partners, Crown Holdings, Propel Energy and Stanolind and (ii) NGPCIF NPI.

Basis of Presentation

The financial statements reported herein include the financial position and results attributable to both our predecessor and the previous owners on a combined basis for periods prior to our initial public offering. For periods after the completion of our public offering, our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. Due to our control of MEMP through our ownership of MEMP GP, we are required to consolidate MEMP for accounting and financial reporting purposes. MEMP is owned 99.9% by its limited partners and 0.1% by MEMP GP.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

We have two reportable business segments, both of which are engaged in the acquisition, exploration, development and production of oil and natural gas properties (See Note 14). Our reportable business segments are as follows:

—	MRD—reflects the combined operations of the Company, MRD Operating, MRD LLC, WildHorse Resources and its previous owners, Black Diamond, BlueStone, Beta Operating and MEMP GP.
—	MEMP—reflects the combined operations of MEMP, its previous owners, and historical dropdown transactions that occurred between MEMP and other MRD (or its predecessor) consolidating subsidiaries.

Segment financial information has been retrospectively revised for the following common control transactions for comparability purposes:

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acquisition by MEMP of certain oil and gas properties in East Texas and non-core Louisiana from MRD in exchange for MEMP’s North Louisiana oil and gas properties and approximately $78.0 million in cash in February 2015;

—	acquisition by MEMP of all the outstanding membership interests in Tanos Energy, LLC (“Tanos”) from MRD LLC for a purchase price of approximately $77.4 million on October 1, 2013;
—	acquisition by MEMP of all the outstanding membership interests in Prospect Energy, LLC (“Prospect Energy”) from Black Diamond for a purchase price of approximately $16.3 million on October 1, 2013;
—	acquisition by MEMP of certain of the oil and natural gas properties in Jackson County, Texas from MRD LLC for a purchase price of approximately $2.6 million on October 1, 2013;
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acquisition by MEMP of all the outstanding membership interests in WHT Energy Partners LLC (“WHT”) from WildHorse Resources and Tanos for a purchase price of approximately $200.0 million on March 28, 2013;

—	acquisition by MEMP of certain assets from Classic in East Texas in May 2012 for a purchase price of approximately $27.0 million; and
—	acquisition by MEMP of certain assets from Tanos in East Texas in April 2012 for a purchase price of approximately $18.5 million.